Loans, financing, debentures and hedge derivative financial instruments - Summary of Foreign Loan Maturity (Detail) - 12 months ended Dec. 31, 2020 - IPP [member] - Foreign loans [member]
R$ in Thousands, $ in Thousands
	BRL (R$)	USD ($)
Summary of loans debentures and finance leases [line items]
Loan maturity, amount	R$ 1,308,928	$ 251,877
Cost in percentage of DI	104.10%	104.10%
Charges [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, amount	R$ 87,703	$ 16,877
Foreign loan one [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	Jul/2021	Jul/2021
Loan maturity, amount	R$ 311,802	$ 60,000
Cost in percentage of DI	101.80%	101.80%
Foreign loan two [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	Jun/2022	Jun/2022
Loan maturity, amount	R$ 259,835	$ 50,000
Cost in percentage of DI	105.00%	105.00%
Foreign loan three [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	Sep/2023	Sep/2023
Loan maturity, amount	R$ 311,802	$ 60,000
Cost in percentage of DI	105.00%	105.00%
Foreign loan four [member]
Summary of loans debentures and finance leases [line items]
Loan maturity, date	Sep/2023	Sep/2023
Loan maturity, amount	R$ 337,786	$ 65,000
Cost in percentage of DI	104.80%	104.80%